SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 30, 2022
Net cash used in the operating activities	¥ 133,592,000	$ 19,367	¥ 184,540,000	¥ (35,505,000)
Net income	1,180,232,000	$ 171,118	467,761,000	250,066,000
Shareholders' equity	1,243,084,000		27,864,000		$ 180,230
Cash and cash equivalents	¥ 291,018,000		¥ 182,551,000	¥ 117,320,000	$ 42,194
VIEs percentage of Group's consolidated revenue	30.00%	30.00%	38.00%	48.00%
VIEs percentage of consolidated total assets	11.00%	11.00%	14.00%
VIEs percentage of consolidated total liabilities	43.00%	43.00%	74.00%
Convenience translation rate per US$1.00	6.8972				6.8972	6.8972
Restricted cash	¥ 2,023,000		¥ 2,016,000		$ 293
Maximum potential future payments not reduced by effect of any amounts that may possibly be recovered	6,484,243,000
Fnancial assets receivable, allowance for credit losses	0		0
Fair value of guarantee liabilities Compensation	0		0	¥ 0
Outstanding loan, secondary guarantee	14,425,887,000		5,728,718,000
Impairment loss on investment	¥ 15,078,000		¥ 0	49,000
Value added tax rate	6.00%	6.00%
Treasury stock, shares | shares	2,372,596		0		2,372,596
Service fees	¥ 0		¥ 0	23,815,000
Refund liabilities				(180,104,000)
Employee defined contribution plan expense	68,145,000		57,363,000	37,665,000
Advertising expense	8,437,000		6,695,000	21,697,000
Government grants	¥ 22,306,000		¥ 19,762,000	6,773,000
Weighted average remaining lease term	1 year 2 months 12 days		2 years 1 month 6 days		1 year 2 months 12 days
Weighted average discount rate	4.75%		4.75%		4.75%
(Accumulated deficit) retained earnings	¥ 384,896,000		¥ (794,762,000)		$ 55,805
Other Revenue [Member]
Refund liabilities	¥ 0		0	¥ 77,045,000
ASU 2014-09
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
ASU 2019-12
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022				Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
CNY
Cash and cash equivalents	¥ 257,041,000		¥ 127,902,000
PRC
Income tax year subject to examination	5 years	5 years
Hong Kong
Income tax year subject to examination	7 years	7 years
Singapore
Income tax year subject to examination	4 years	4 years
Indonesia
Income tax year subject to examination	5 years	5 years
Nigeria
Income tax year subject to examination	indefinite years	indefinite years
Cash and Cash Equivalents | Net Assets, Geographic Area | PRC
Concentration risk, percentage	89.00%	89.00%	69.00%
Customer Concentration Risk | Net Revenue | Customer A
Concentration risk, percentage	11.00%	11.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer A
Concentration risk, percentage	15.00%	15.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase	¥ 1,000
Effective time period of agreement	10 years	10 years